Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents
Cash and cash equivalents comprise of:

	2024 € '000s	2023 € '000s
Cash-in-transit	32,133	31,316
Bank balances (including processor bank balances)	323,659	210,607
Total cash and cash and cash equivalents available for corporate use	355,792	241,923
Cash held for regulatory purposes	17,090	—
Total cash and cash equivalents	372,882	241,923